Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalent	$ 1,272	$ 54	$ 4,844
Inventories	316,167	321,791	0
Prepaid expenses and other current assets	3,131	4,859	279,868
Total current assets	320,570	326,704	284,712
Property and equipment, net	335,039	356,656	1,185,664
Intangibles	110,110	106,687	116,426
Goodwill	0	0	23,276
Total assets	765,719	790,047	1,610,078
Current liabilities:
Accounts payable and accrued liabilities	1,420,594	1,122,371	468,468
Accounts payable and accrued liabilities, related parties	147,725	73,957	87,944
Payable for indemnification	1,355,735	1,347,806	1,424,019
Convertible notes, net of discounts of $194,056, $187,039 and $307,126, respectively	176,932	184,289	80,535
Convertible notes, related parties, net of discount of $24,041, $42,534 and $0, respectively	50,959	32,466	0
Derivatives, note conversion feature	268,249	364,802	442,311
Total liabilities	5,185,898	4,406,551	2,855,821
Commitments and contingencies	0	0
Stockholders’ deficit:
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000	1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 77,610,014, 72,784,907 and 54,729,606 shares issued and outstanding, respectively.	77,610	72,785	54,730
Additional paid-in capital	35,156,704	34,319,432	29,497,937
Subscriptions receivable	(71,000)	(71,000)	(25,000)
Deficit accumulated during the development stage	(39,584,493)	(37,938,721)	(30,774,410)
Total stockholders' deficit	(4,420,179)	(3,616,504)	(1,245,743)
Total liabilities and stockholders’ deficit	765,719	790,047	1,610,078
Yeso Med [Member]
Current liabilities:
Payable to Yeso-med	$ 1,765,704	$ 1,280,860	$ 352,544